Aristotle Pacific EXclusive Fund Series H
Schedule of Investments
December 31, 2025 (Unaudited)

BANK LOANS - 69.2%	Par	Value
Communications - 1.3%
StubHub Holdco Sub LLC, Senior Secured First Lien, 8.67% (1 mo. Term SOFR + 4.75%), 03/15/2030	$66,667	$66,208

Consumer Discretionary - 12.1%
Caesars Entertainment, Inc., Senior Secured First Lien, 6.17% (1 mo. Term SOFR + 3.25%), 02/06/2030	99,086	98,566
Chariot Buyer LLC, Senior Secured First Lien, 6.67% (1 mo. Term SOFR + 3.00%), 09/08/2032	148,984	149,466
Grant Thornton Advisors LLC, Senior Secured First Lien, 6.67% (1 mo. Term SOFR + 2.50%), 05/30/2031	100,000	100,313
Six Flags Entertainment Corp., Senior Secured First Lien, 5.92% (1 mo. Term SOFR + 2.00%), 05/01/2031	149,119	147,658
Wand NewCo 3, Inc., Senior Secured First Lien, 6.42% (1 mo. Term SOFR + 2.50%), 01/30/2031	146,244	146,564
		642,567

Consumer Staples - 1.0%
Primo Brands Corp., Senior Secured First Lien, 6.25% (3 mo. Term SOFR + 2.25%), 03/31/2028	49,874	50,074

Energy - 5.7%
Colossus Acquireco LLC, Senior Secured First Lien, 5.43% (1 mo. Term SOFR + 1.75%), 07/30/2032	200,000	200,090
Oryx Midstream Services Permian Basin LLC, Senior Secured First Lien, 6.23% (1 mo. Term SOFR + 2.25%), 10/05/2028	99,749	100,594
		300,684

Financials - 21.2% (a)
AmWINS Group, Inc., Senior Secured First Lien, 6.25% (1 mo. Term SOFR + 2.25%), 01/30/2032	100,000	100,401
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 5.48% (1 mo. Term SOFR + 1.75%), 06/24/2030	198,998	200,405
CoreLogic, Inc., Senior Secured First Lien, 7.53% (1 mo. Term SOFR + 3.50%), 06/02/2028	198,964	199,415
CRC Insurance Group LLC, Senior Secured First Lien, 6.75% (3 mo. Term SOFR + 2.75%), 05/06/2031	50,000	50,146
HUB International Ltd., Senior Secured First Lien, 6.12% (3 mo. Term SOFR + 2.25%), 06/20/2030	170,212	171,287
IMA Financial Group, Inc., Senior Secured First Lien, 6.92% (1 mo. Term SOFR + 3.75%), 11/01/2028	199,496	200,229
USI, Inc./NY, Senior Secured First Lien, 6.25% (3 mo. Term SOFR + 2.25%), 11/23/2029	199,496	200,173
		1,122,056

Health Care - 0.7%
Medline Borrower LP, Senior Secured First Lien, 5.67% (1 mo. Term SOFR + 2.00%), 10/23/2028	38,336	38,493

Industrials - 14.1%
APi Group DE, Inc., Senior Secured First Lien, 5.67% (1 mo. Term SOFR + 1.75%), 01/03/2029	50,000	50,245
Chart Industries, Inc., Senior Secured First Lien, 6.48% (3 mo. Term SOFR + 2.50%), 03/18/2030	93,360	93,921
Indicor LLC, Senior Secured First Lien, 6.75% (3 mo. Term SOFR + 2.75%), 11/23/2029	198,998	200,427
TK Elevator US Newco, Inc., Senior Secured First Lien, 6.95% (1 mo. Term SOFR + 3.00%), 04/30/2030	199,001	200,465
TransDigm, Inc., Senior Secured First Lien, 6.50% (3 mo. Term SOFR + 2.50%), 02/28/2031	198,992	199,964
		745,022

Materials - 2.8%
Quikrete Holdings, Inc., Senior Secured First Lien, 6.17% (1 mo. Term SOFR + 2.25%), 04/14/2031	149,123	149,721

Technology - 10.3%
Applied Systems, Inc., Senior Secured First Lien, 6.50% (3 mo. Term SOFR + 2.50%), 02/24/2031	100,000	100,683
CommScope LLC, Senior Secured First Lien, 8.71% (1 mo. Term SOFR + 4.75%), 12/17/2029	100,000	100,318
Epicor Software Corp., Senior Secured First Lien, 6.42% (1 mo. Term SOFR + 2.75%), 05/30/2031	98,745	99,179
RealPage, Inc., Senior Secured First Lien, 7.26% (3 mo. Term SOFR + 3.00%), 04/24/2028	50,000	50,019
Tempo Acquisition LLC, Senior Secured First Lien, 5.67% (1 mo. Term SOFR + 1.75%), 08/31/2028	99,497	95,907
UKG, Inc., Senior Secured First Lien, 6.34% (1 mo. Term SOFR + 3.00%), 02/10/2031	99,496	99,716
		545,822
TOTAL BANK LOANS (Cost $3,648,002)		3,660,647

CORPORATE BONDS - 25.6%	Par	Value
Consumer Discretionary - 4.7%
1011778 BC ULC / New Red Finance, Inc., 3.50%, 02/15/2029 (b)	100,000	96,971
Carnival Corp., 6.13%, 02/15/2033 (b)	50,000	51,656
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/2029 (b)	50,000	48,599
Royal Caribbean Cruises Ltd., 6.25%, 03/15/2032 (b)	50,000	51,756
		248,982

Consumer Staples - 0.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.25%, 03/15/2033 (b)	50,000	51,457

Energy - 1.9%
Energy Transfer LP, 6.50% to 02/15/2031 then 5 yr. CMT Rate + 2.68%, 02/15/2056	50,000	49,857
Venture Global LNG, Inc., 9.88%, 02/01/2032 (b)	50,000	51,685
		101,542

Financials - 15.6% (a)
Acrisure LLC / Acrisure Finance, Inc., 6.75%, 07/01/2032 (b)	100,000	103,454
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 6.50%, 10/01/2031 (b)	100,000	103,194
Banco Mercantil del Norte SA/Grand Cayman, 7.63% to 01/10/2028 then 10 yr. CMT Rate + 5.35%, Perpetual (b)	200,000	205,868
Burford Capital Global Finance LLC, 7.50%, 07/15/2033 (b)	200,000	191,102
Global Payments, Inc., 5.20%, 11/15/2032	25,000	25,030
Goldman Sachs Group, Inc., 6.85% to 02/10/2030 then 5 yr. CMT Rate + 2.46%, Perpetual	50,000	52,197
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033 (b)	25,000	26,111
Kilroy Realty LP, 2.65%, 11/15/2033	50,000	41,047
Piedmont Operating Partnership LP, 5.63%, 01/15/2033	25,000	25,269
Rocket Cos., Inc., 6.38%, 08/01/2033 (b)	50,000	52,193
		825,465

Industrials - 2.0%
Wrangler Holdco Corp., 6.63%, 04/01/2032 (b)	100,000	105,077

Technology - 0.5%
Fair Isaac Corp., 6.00%, 05/15/2033 (b)	25,000	25,758
TOTAL CORPORATE BONDS (Cost $1,354,787)		1,358,281

TOTAL INVESTMENTS - 94.8% (Cost $5,002,789)		5,018,928
Money Market Deposit Account - 7.3% (c)		385,160
Liabilities in Excess of Other Assets - (2.1)%		(112,075)
TOTAL NET ASSETS - 100.0%		$5,292,013

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate

(a)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $1,164,881 or 22.0% of the Fund’s net assets.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans	$–	$3,660,647	$–	$3,660,647
Corporate Bonds	–	1,358,281	–	1,358,281
Total Investments	$–	$5,018,928	$–	$5,018,928

Refer to the Schedule of Investments for further disaggregation of investment categories.